Shareholders' Equity (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cumulative Effect on Retained Earnings, Net of Tax [Abstract]
PRC statutory reserve funds	$ 63,574	¥ 441,391	¥ 417,911
Unreserved retained earnings	12,284,648	85,292,315	74,241,444
Total retained earnings	$ 12,348,222	¥ 85,733,706	¥ 74,659,355